Organization and Description of Business (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 25, 2022	Jul. 20, 2021	Mar. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting control			100.00%	100.00%
Payments for release of escrow shares	$ 238,000
Business Combination Agreement [Member] | Bridge Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of principal and accrued interest		$ 10,900,000
Class A Common Stock [Member] | Bridge Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate consideration		$ 10,900,000
Class A Common Stock [Member] | Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of ordinary shares, shares issued		3,409,949
Class A Common Stock [Member] | Business Combination Agreement [Member] | Bridge Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, new issues		1,357,372
Non-Voting Class B Stock [Member] | Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, new issues		11,502,355
Class V Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Release of escrow shares	115,023
Private Placement Investors [Member] | Class A Common Stock [Member] | Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, new issues		4,250,000
Aggregate consideration		$ 42,500,000